Summary of Significant Accounting Policies - Schedule of Fair Value Measurements (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Fair Value Measurements [Line Items]
Cryptocurrencies	¥ 768,555,420		¥ 242,889,085
Receivable for cryptocurrencies collateral	20,387,316	$ 2,900,540
Short-term investments	26,214,992	3,729,654
Borrowings denominated in cryptocurrencies	11,948,960	$ 1,700,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Value Measurements [Line Items]
Cryptocurrencies	768,555,420		242,889,085
Receivable for cryptocurrencies collateral	20,387,316
Short-term investments	22,339,045
Borrowings denominated in cryptocurrencies	11,948,960
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Value Measurements [Line Items]
Cryptocurrencies
Receivable for cryptocurrencies collateral
Short-term investments	3,875,947
Borrowings denominated in cryptocurrencies
Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Measurements [Line Items]
Cryptocurrencies
Receivable for cryptocurrencies collateral
Short-term investments
Borrowings denominated in cryptocurrencies